Operating expenses	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Operating expenses
Note 17. Operating expenses

Accounting policies
Leases included in the practical expedients under the IFRS 16 standard and used by the Company (low value asset and short-term leases) are recognized in operating expenses. Payments made for these leases are expensed, net of any incentives, on a straight-line basis over the contract term (see Note 23 - Commitments).
Accounting policies for research and development expenses are described in Note 5.
17.1. Research and development expenses

	For the year ended December 31,
(in thousands of euros)	2024	2023	2022
Purchases, sub-contracting and other expenses	(27,048)	(26,380)	(20,415)
Payroll costs (including share-based payments)	(12,345)	(10,721)	(10,868)
Depreciation, amortization and provision expenses(1)	(1,148)	(1,295)	(1,353)
Total research and development expenses	(40,541)	(38,396)	(32,636)
(1)see Note 17.4. Depreciation, amortization and provision expenses

Purchases, sub-contracting and other expenses
Purchases, sub-contracting and other expenses increased by €0.7 million, or 2.5% for the year ended December 31, 2024 as compared with the same period in 2023. This reflects the increase of clinical development activities, driven by our global Phase 3 clinical trial for elderly head and neck cancer patients ineligible for platinum-based (cisplatin) chemotherapy (NANORAY-312) and by the Phase 1 multi-cohort trial of RT-activated NBTXR3 followed by anti-PD-1 checkpoint inhibitors (Study 1100).

Purchases, sub-contracting and other expenses increased by €6.0 million, or 29.2% for the year ended December 31, 2023 as compared with the same period in 2022. This reflects the increase of clinical development activities, driven by our global Phase 3 clinical trial for elderly head and neck cancer patients ineligible for platinum-based (cisplatin) chemotherapy (NANORAY-312) and by the Phase 1 multi-cohort trial of RT-activated NBTXR3 followed by anti-PD-1 checkpoint inhibitors (Study 1100).

Payroll costs

Payroll costs increased by €1.6 million, or 15.1% for the year ended December 31, 2024 as compared with the same period in 2023. This variation is mainly due to the recruitment of new positions (full-year payroll impact of Chief Medical Officer position in 2024, and new Director of Clinops). Payroll costs had decreased by 0.1 million, or 1.4% for the year ended December 31, 2023 as compared with the same period in 2022.
As of December 31, 2024, the Company’s workforce amounted to 77 research and development staff, including an increase of 1 position created during the year ended December 31, 2024.
As of December 31, 2023, the Company’s workforce amounted to 76 research and development staff, including an increase of 2 positions created during the year ended December 31, 2023.
As of December 31, 2022, the Company’s workforce amounted to 74 research and development staff, including 1 additional position created during the year ended December 31, 2022.
The impact of share-based payments (excluding employer’s contribution) on research and development expenses amounted to €0.5 million in 2024 as compared with €0.4 million in 2023 and €0.3 million in 2022.

17.2. Selling, General and Administrative (SG&A) expenses

	For the year ended December 31,
(in thousands of euros)	2024	2023	2022
Purchases, fees and other expenses	(8,073)	(9,889)	(7,792)
Payroll costs (including share-based payments)	(11,986)	(11,772)	(9,688)
Depreciation, amortization and provision expenses (1)	(467)	(387)	(378)
Total SG&A expenses	(20,527)	(22,049)	(17,857)
(1)see Note 17.4. Depreciation, amortization and provision expenses
Purchases, fees and other expenses
In 2024, purchases, fees and other expenses decreased by €1.8 million, or 18.4% for the year ended December 31, 2024 as compared with the same period in 2023. This variation is mainly due to one-off fees paid in 2023 to a financial adviser for €1.4 million and the €0.5 million legal fees related to the signature of the agreement with Janssen.
In 2023, purchases, fees and other expenses increased by €2.1 million, or 27% for the year ended December 31, 2023 as compared with the same period in 2022. This variation reflects the €1.4 million fees paid in 2023 to a financial adviser, further to an advisory services agreement between the parties, which has subsequently been terminated and the €0.5 million legal fees related to the signature of the agreement with Janssen and the €0.3 million related to JJDC debt waiver.

Payroll costs

Payroll costs increased by €0.2 million or 1.8% for the year ended December 31, 2024 as compared with the same period in 2023, mainly driven by the recruitment of additional positions. In 2023, payroll costs increased by €2.1 million or 21.5%, mainly driven by cost of living adjustments and higher bonus expenses.

As of December 31, 2024, the Company’s workforce amounted to 31 staff in SG&A functions in comparison with the Company’s workforce of 26 staff in SG&A functions as of December 31, 2023.
As of December 31, 2023, the Company’s workforce amounted to 26 staff in SG&A functions in comparison with the Company’s workforce of 28 staff in SG&A functions as of December 31, 2022.
The impact of share-based payments (excluding employer’s contribution) on SG&A expenses amounted to €3.8 million in 2024, as compared with €2.9 million in 2023 and €2.8 million in 2022.

17.3. Payroll costs

	For the year ended December 31,
(in thousands of euros)	2024	2023	2022
Wages and salaries	(13,726)	(13,621)	(12,345)
Payroll taxes	(6,242)	(5,585)	(4,963)
Share-based payments	(4,298)	(3,222)	(3,174)
Retirement benefit obligations	(65)	(65)	(75)
Total payroll costs	(24,331)	(22,493)	(20,556)
Average headcount	106	100	100
End-of-period headcount	108	102	102
As of December 31, 2024, the Company’s workforce totaled 108 employees, compared with 102 as of December 31, 2023 and 102 as of December 31, 2022.
In 2024, wages, salaries and payroll tax costs, together, amounted to €20.0 million as compared with €19.2 million in 2023. This is mainly due to additional positions created during the year ended December 31, 2024.
In 2023, wages, salaries and payroll costs, together, amounted to €19.2 million as compared with €17.3 million in 2022. This is mainly due to annual cost of living adjustments and higher bonus expenses.
In accordance with IFRS 2 – Share-based Payment, the share-based payment amount recognized in the statements of operations reflects the expense associated with rights vesting during the fiscal year under the Company's share-based compensation plans. The share-based payment expenses amounted to €4.3 million for the years ended December 31, 2024, as compared with €3.2 million as of December 31, 2023 and December 31, 2022 (see Note 18 - Share-based payments).
17.4. Depreciation, amortization and provision expenses
Depreciation, amortization and provision expenses by function are detailed as follows:

	For the year ended December 31, 2024
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(3)	(1)	(4)
Amortization expense of tangible assets	(1,300)	(318)	(1,618)
Reversal of provision for disputes and charges	160	52	212
Provision for disputes and charges	(6)	(200)	(206)
Total depreciation, amortization and provision expenses (except IAS 19)	(1,148)	(467)	(1,616)
Total Provision for retirement benefit obligations (IAS 19) (1)	(45)	(20)	(65)
Total depreciation, amortization and provision expenses	(1,193)	(487)	(1,681)
(1) Details of the provision for retirement benefit obligations are provided in note 11

	For the year ended December 31, 2023
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(1)	—	(1)
Amortization expense of tangible assets	(1,247)	(270)	(1,517)
Provision for charges	(47)	(116)	(163)
Total depreciation, amortization and provision expenses (except IAS 19)	(1,295)	(387)	(1,682)
Provision for retirement benefit obligations (IAS 19)	(42)	(24)	(65)
Total Provision for retirement benefit obligations (IAS 19)	(42)	(24)	(65)
Total depreciation, amortization and provision expenses	(1,337)	(411)	(1,747)

	For the year ended December 31, 2022
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(2)	(1)	(3)
Amortization expense of tangible assets	(1,164)	(334)	(1,497)
Utilization of provision for disputes	—	—	—
Provision for charges	(187)	(43)	(230)
Reversal of provision for disputes	—	—	—
Total depreciation, amortization and provision expenses (except IAS 19)	(1,353)	(378)	(1,730)
Provision for retirement benefit obligations (IAS 19)	(48)	(26)	(75)
Total Provision for retirement benefit obligations (IAS 19)	(48)	(26)	(75)
Total depreciation, amortization and provision expenses	(1,401)	(404)	(1,805)

17.5. Other operating income and expenses

	For the year ended December 31,
(in thousands of euros)	2024	2023	2022
Other operating expenses	(136)	(2,542)	(985)
Other operating income	3	—	—
Total Other operating income and expenses	(134)	(2,542)	(985)
For the year ended December 31, 2024, the other operating expenses mainly relates to some employment termination indemnities for €129 thousand.
In 2023, the other operating expenses relates for :
(i) €0.7 million paid to a financial adviser pursuant to a termination and release of the service agreement signed in July 2023. See Note 23 - Commitments.
(ii) €1.6 million related to a contract loss further to the new Lianbio contract fair value accounting, pursuant to the assignment agreement, executed on December 22, 2023, whereby LianBio has assigned to Janssen LianBio’s exclusive rights to develop and commercialize potential first-in-class radioenhancer NBTXR3 in China, South Korea, Singapore, and Thailand (see Note 16 - Revenues and other income)

(iii) No payment was made to PharmaEngine during the year ended December 31, 2024 and 2023 pursuant to the termination and release agreement; $1.0 million payment was made in 2022. See Note 4.3. - PharmaEngine.